EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE

The computation of basic EPS is based on the weighted average number of shares outstanding during the year and the consolidated net income of the Company. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31
(in thousands of $)	2012	2011	2010
Basic:
Net income available to stockholders	185,836	131,175	165,712
Diluted:
Net income available to stockholders	185,836	131,175	165,712
Interest paid on convertible bonds	4,688	4,180	—
	190,524	135,355	165,712

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31
(in thousands)	2012	2011	2010
Basic earnings per share:
Weighted average number of common shares outstanding	80,594	79,125	79,056
Diluted earnings per share:
Weighted average number of common shares outstanding	80,594	79,125	79,056
Effect of dilutive share options	168	286	227
Effect of dilutive convertible debt	5,106	4,216	—
	85,868	83,627	79,283